CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Cash Flow) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		¥ (7,527)	¥ (14,746)	¥ (28,269)
Net cash flows from investing activities | ¥		9,372	2,868	(4,936)
Net cash flows used in financing activities | ¥		(13,813)	12,630	5,581
NET INCREASE/(DECREASE) IN CASH | ¥		(11,968)	752	(27,624)
Net foreign exchange difference | ¥		(117)	(1,102)	1,545
USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	$ (1,093)
Net cash flows from investing activities | $	1,362
Net cash flows used in financing activities | $	(2,008)
NET INCREASE/(DECREASE) IN CASH | $	(1,739)
Net foreign exchange difference | $	(17)
Condensed [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		(5,200)	(3,647)	(2,796)
Net cash flows from investing activities | ¥		10,243	7,808
Net cash flows used in financing activities | ¥		(15,811)		(276)
NET INCREASE/(DECREASE) IN CASH | ¥		(10,768)	4,161	(3,072)
CASH AT BEGINNING OF THE YEAR | ¥		13,912	10,678	13,062
Net foreign exchange difference | ¥		978	(927)	688
CASH AT END OF THE YEAR | ¥		¥ 4,122	¥ 13,912	¥ 10,678
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	(756)
Net cash flows from investing activities | $	1,489
Net cash flows used in financing activities | $	(2,299)
NET INCREASE/(DECREASE) IN CASH | $	(1,566)
CASH AT BEGINNING OF THE YEAR | $	2,023
Net foreign exchange difference | $	142
CASH AT END OF THE YEAR | $	$ 599